Note 13 - Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
December 31, 2026	$ 384,000
December 31, 2027	335,000
December 31, 2028	226,000
December 31, 2029	231,000
December 31, 2030	198,000
Thereafter	312,000
Total minimum lease payments	1,686,000
Less imputed interest	(612,000)
Total operating lease liabilities	1,074,000	$ 1,027,000
BioLargo/ONM Lease [Member]
December 31, 2026	166,000
December 31, 2027	113,000
December 31, 2028	0
December 31, 2029	0
December 31, 2030	0
Thereafter	0
Total minimum lease payments	279,000
Less imputed interest	(40,000)
Total operating lease liabilities	239,000
Clyra Office Lease [Member]
December 31, 2026	58,000
December 31, 2027	59,000
December 31, 2028	60,000
December 31, 2029	61,000
December 31, 2030	25,000
Thereafter	0
Total minimum lease payments	263,000
Less imputed interest	(79,000)
Total operating lease liabilities	184,000
BLEST Lease [Member]
December 31, 2026	160,000
December 31, 2027	163,000
December 31, 2028	166,000
December 31, 2029	170,000
December 31, 2030	173,000
Thereafter	312,000
Total minimum lease payments	1,144,000
Less imputed interest	(493,000)
Total operating lease liabilities	$ 651,000